Cover Page Cover Page	Nov. 08, 2024	Nov. 07, 2024
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Nov. 07, 2024
Entity Registrant Name		THERMON GROUP HOLDINGS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35159
Entity Tax Identification Number		27-2228185
Entity Address, Address Line One		7171 Southwest Parkway
Entity Address, Address Line Two		Building 300,
Entity Address, Address Line Three		Suite 200
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78735
City Area Code		512
Local Phone Number		690-0600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	THR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001489096
Amendment Flag		false